Supplemental Guarantor Financial Information (Tables)	6 Months Ended
Jun. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]

Condensed Consolidating Balance Sheets

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$673	$100,432	$—	$101,105
Trade receivables, net of allowance	332	100,124	46,408	—	146,864
Inventories	—	124,964	33,605	—	158,569
Deferred income taxes	12,671	10,652	3,265	—	26,588
Prepaid expenses and other current assets	3,650	9,304	10,141	—	23,095
Intercompany receivables	97,619	—	—	(97,619)	—
Intercompany notes receivable	—	244,502	—	(244,502)	—
Total current assets	114,272	490,219	193,851	(342,121)	456,221
Investment in consolidated subsidiaries	1,783,006	464,420	—	(2,247,426)	—
Property, plant, and equipment, net	6,028	484,739	168,916	—	659,683
Identifiable intangible and other assets, net	40,762	267,983	110,726	(24,534)	394,937
Goodwill	—	600,316	172,027	—	772,343
Total Assets	$1,944,068	$2,307,677	$645,520	$(2,614,081)	$2,283,184

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable and accrued expenses	$39,727	$222,022	$95,357	$—	$357,106
Current portion of debt and capital lease obligations	15,000	—	—	—	15,000
Income taxes payable	13,079	—	1,215	—	14,294
Intercompany payables	—	95,175	2,444	(97,619)	—
Intercompany notes payable	227,549	—	16,953	(244,502)	—
Total current liabilities	295,355	317,197	115,969	(342,121)	386,400
Long-term debt and capital lease obligations	647,650	—	—	—	647,650
Deferred income taxes	—	205,860	56,439	(24,534)	237,765
Other long-term liabilities	39,624	1,614	8,692	—	49,930
Total liabilities	982,629	524,671	181,100	(366,655)	1,321,745
Total shareholders' equity	961,439	1,783,006	464,420	(2,247,426)	961,439
Total Liabilities and Shareholders' Equity	$1,944,068	$2,307,677	$645,520	$(2,614,081)	$2,283,184
Condensed Consolidating Balance Sheet

	June 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$606	$65,347	$—	$65,953
Trade receivables, net of allowance	441	122,011	62,661	—	185,113
Inventories	—	153,637	34,597	—	188,234
Deferred income taxes	12,297	14,924	3,183	—	30,404
Prepaid expenses and other current assets	5,748	23,935	13,561	(252)	42,992
Intercompany receivables	142,193	16,954	89	(159,236)	—
Intercompany notes receivable	—	336,792	—	(336,792)	—
Total current assets	160,679	668,859	179,438	(496,280)	512,696
Investment in unconsolidated entity	—	—	46,365	—	46,365
Investment in consolidated subsidiaries	2,540,910	481,763	—	(3,022,673)	—
Property, plant, and equipment, net	7,189	718,264	179,232	—	904,685
Identifiable intangible and other assets, net	44,027	520,248	109,753	(25,523)	648,505
Goodwill	—	828,042	171,591	—	999,633
Total Assets	$2,752,805	$3,217,176	$686,379	$(3,544,476)	$3,111,884

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable and accrued expenses	$32,792	$283,676	$114,617	$—	$431,085
Current portion of debt and capital lease obligations	23,125	1,066	—	—	24,191
Income taxes payable	—	—	2,198	(252)	1,946
Intercompany payables	—	138,149	21,087	(159,236)	—
Intercompany notes payable	336,792	—	—	(336,792)	—
Total current liabilities	392,709	422,891	137,902	(496,280)	457,222
Long-term debt and capital lease obligations	1,279,315	21,072	—	—	1,300,387
Deferred income taxes	—	230,743	58,136	(25,523)	263,356
Other long-term liabilities	35,116	1,560	8,578	—	45,254
Total liabilities	1,707,140	676,266	204,616	(521,803)	2,066,219
Total shareholders' equity	1,045,665	2,540,910	481,763	(3,022,673)	1,045,665
Total Liabilities and Shareholders' Equity	$2,752,805	$3,217,176	$686,379	$(3,544,476)	$3,111,884
Condensed Consolidating Balance Sheets

	December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$673	$100,432	$—	$101,105
Trade receivables, net of allowance	332	100,124	46,408	—	146,864
Inventories	—	124,964	33,605	—	158,569
Deferred income taxes	12,671	10,652	3,265	—	26,588
Prepaid expenses and other current assets	3,650	9,304	10,141	—	23,095
Intercompany receivables	97,619	—	—	(97,619)	—
Intercompany notes receivable	—	244,502	—	(244,502)	—
Total current assets	114,272	490,219	193,851	(342,121)	456,221
Investment in consolidated subsidiaries	1,783,006	464,420	—	(2,247,426)	—
Property, plant, and equipment, net	6,028	484,739	168,916	—	659,683
Identifiable intangible and other assets, net	40,762	267,983	110,726	(24,534)	394,937
Goodwill	—	600,316	172,027	—	772,343
Total Assets	$1,944,068	$2,307,677	$645,520	$(2,614,081)	$2,283,184

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable and accrued expenses	$39,727	$222,022	$95,357	$—	$357,106
Current portion of debt and capital lease obligations	15,000	—	—	—	15,000
Income taxes payable	13,079	—	1,215	—	14,294
Intercompany payables	—	95,175	2,444	(97,619)	—
Intercompany notes payable	227,549	—	16,953	(244,502)	—
Total current liabilities	295,355	317,197	115,969	(342,121)	386,400
Long-term debt and capital lease obligations	647,650	—	—	—	647,650
Deferred income taxes	—	205,860	56,439	(24,534)	237,765
Other long-term liabilities	39,624	1,614	8,692	—	49,930
Total liabilities	982,629	524,671	181,100	(366,655)	1,321,745
Total shareholders' equity	961,439	1,783,006	464,420	(2,247,426)	961,439
Total Liabilities and Shareholders' Equity	$1,944,068	$2,307,677	$645,520	$(2,614,081)	$2,283,184

Condensed Income Statement [Table Text Block]
Condensed Consolidating Statements of Comprehensive Income

	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$1,807,380	$367,994	$—	$2,175,374
Net sales to related parties	—	109,513	—	—	109,513
Transitional sales fees	—	4,551	—	—	4,551
Total net sales	—	1,921,444	367,994	—	2,289,438
Cost of sales	—	1,268,785	216,709	—	1,485,494
Gross profit	—	652,659	151,285	—	803,944
Related party license income	—	36,034	—	—	36,034
Operating expenses:
Selling, distribution, and marketing	—	405,741	86,389	—	492,130
General and administrative	5,604	118,916	43,075	—	167,595
Total operating expenses	5,604	524,657	129,464	—	659,725
Operating income (loss)	(5,604)	164,036	21,821	—	180,253
Other expense (income):
Interest expense (income)	3,829	6,284	(189)	—	9,924
Other expense (income), net	1,151	1,865	(2,059)	—	957
Total other expense (income)	4,980	8,149	(2,248)	—	10,881
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries	(10,584)	155,887	24,069	—	169,372
Income tax expense (benefit)	(3,932)	59,228	1,562	—	56,858
Income (loss) before equity in earnings of subsidiaries	(6,652)	96,659	22,507	—	112,514
Equity (loss) in earnings of consolidated subsidiaries	120,346	23,687	—	(144,033)	—
Income (loss) from continuing operations	113,694	120,346	22,507	(144,033)	112,514
Gain on sale of discontinued operations, net of tax	—	—	403	—	403
Income (loss) from discontinued operations, net of tax	—	—	2,056	—	2,056
Net income (loss)	113,694	120,346	24,966	(144,033)	114,973
Net (income) loss attributable to non-controlling interest	—	—	(1,279)	—	(1,279)
Net income (loss) attributable to The WhiteWave Foods Company	113,694	120,346	23,687	(144,033)	113,694
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	8,647	8,647	8,647	(17,294)	8,647
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$122,341	$128,993	$32,334	$(161,327)	$122,341
Condensed Consolidating Statements of Comprehensive Income

	Year ended December 31, 2011
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$1,548,271	$368,559	$—	$1,916,830
Net sales to related parties	—	108,921	—	—	108,921
Total net sales	—	1,657,192	368,559	—	2,025,751
Cost of sales	—	1,126,601	214,709	—	1,341,310
Gross profit	—	530,591	153,850	—	684,441
Related party license income	—	42,680	—	—	42,680
Operating expenses:
Selling, distribution, and marketing	—	332,260	82,464	—	414,724
General and administrative	—	93,190	43,513	—	136,703
Total operating expenses	—	425,450	125,977	—	551,427
Operating income	—	147,821	27,873	—	175,694
Other expense (income):
Interest expense (income)	—	9,291	(142)	—	9,149
Other expense (income), net	—	(915)	1,037	—	122
Total other expense	—	8,376	895	—	9,271
Income from continuing operations before income taxes and equity in earnings of subsidiaries	—	139,445	26,978	—	166,423
Income tax expense (benefit)	—	52,653	(564)	—	52,089
Income before equity in earnings of subsidiaries	—	86,792	27,542	—	114,334
Equity (loss) in earnings of consolidated subsidiaries	—	20,603	—	(20,603)	—
Income (loss) from continuing operations	—	107,395	27,542	(20,603)	114,334
Gain on sale of discontinued operations, net of tax	—	—	3,616	—	3,616
Income (loss) from discontinued operations, net of tax	—	—	(27,105)	—	(27,105)
Net income (loss)	—	107,395	4,053	(20,603)	90,845
Net loss attributable to non-controlling interest	—	—	16,550	—	16,550
Net income (loss) attributable to The WhiteWave Foods Company	—	107,395	20,603	(20,603)	107,395
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	—	(11,667)	(11,667)	11,667	(11,667)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$—	$95,728	$8,936	$(8,936)	$95,728

Condensed Consolidating Statements of Comprehensive Income

	Year ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$2,085,421	$418,066	$—	$2,503,487
Net sales to related parties	—	37,063	—	—	37,063
Transitional sales fees	—	1,513	—	—	1,513
Total net sales	—	2,123,997	418,066	—	2,542,063
Cost of sales	—	1,386,336	248,310	—	1,634,646
Gross profit	—	737,661	169,756	—	907,417
Operating expenses:
Selling, distribution, and marketing	—	435,120	93,113	—	528,233
General and administrative	76,178	72,960	48,388	—	197,526
Asset disposal and exit costs	—	14,426	9,800	—	24,226
Total operating expenses	76,178	522,506	151,301	—	749,985
Operating income (expense)	(76,178)	215,155	18,455	—	157,432
Other expense (income):
Interest expense	17,944	—	83	—	18,027
Other expense (income), net	(90,608)	84,776	2,003	—	(3,829)
Total other expense (income)	(72,664)	84,776	2,086	—	14,198
Income (loss) from continuing operations before income taxes and equity in earnings of subsidiaries	(3,514)	130,379	16,369	—	143,234
Income tax expense (benefit)	(1,102)	44,655	640	—	44,193
Income (loss) before equity in earnings of subsidiaries	(2,412)	85,724	15,729	—	99,041
Equity (loss) in earnings of consolidated subsidiaries	101,453	15,729	—	(117,182)	—
Net income (loss)	99,041	101,453	15,729	(117,182)	99,041
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	19,248	19,248	18,520	(37,768)	19,248
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$118,289	$120,701	$34,249	$(154,950)	$118,289
Condensed Consolidating Statement of Comprehensive Income

	Three months ended June 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$709,521	$128,405	$—	$837,926
Cost of sales	—	479,801	72,865	—	552,666
Gross profit	—	229,720	55,540	—	285,260
Operating expenses:
Selling, distribution, and marketing	—	127,968	28,942	—	156,910
General and administrative	20,395	27,754	13,481	—	61,630
Asset disposal and exit costs	—	(55)	—	—	(55)
Total operating expenses	20,395	155,667	42,423	—	218,485
Operating income (loss)	(20,395)	74,053	13,117	—	66,775
Other expense (income):
Interest expense	7,152	310	50	—	7,512
Other expense (income), net	(26,924)	30,479	(7)	—	3,548
Total other expense (income)	(19,772)	30,789	43	—	11,060
Income (loss) before income taxes	(623)	43,264	13,074	—	55,715
Income tax expense	739	16,663	3,364	—	20,766
Operating income (loss)	(1,362)	26,601	9,710	—	34,949
Equity (loss) in earnings of consolidated subsidiaries	35,769	9,168	—	(44,937)	—
Income (loss) before income (loss) in investment in unconsolidated entity	34,407	35,769	9,710	(44,937)	34,949
Income (loss) in investment in unconsolidated entity	—	—	(542)	—	(542)
Net income (loss)	34,407	35,769	9,168	(44,937)	34,407
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(454)	(454)	(445)	899	(454)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$33,953	$35,315	$8,723	$(44,038)	$33,953
Condensed Consolidating Statement of Comprehensive Income

	Six months ended June 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$1,414,122	$254,027	$—	$1,668,149
Cost of sales	—	962,897	146,778	—	1,109,675
Gross profit	—	451,225	107,249	—	558,474
Operating expenses:
Selling, distribution, and marketing	—	246,097	58,204	—	304,301
General and administrative	50,470	57,204	26,242	—	133,916
Asset disposal and exit costs	—	(703)	—	—	(703)
Total operating expenses	50,470	302,598	84,446	—	437,514
Operating income (loss)	(50,470)	148,627	22,803	—	120,960
Other expense (income):
Interest expense	12,517	630	87	—	13,234
Other expense (income), net	(59,777)	64,133	—	—	4,356
Total other expense (income)	(47,260)	64,763	87	—	17,590
Income (loss) before income taxes	(3,210)	83,864	22,716	—	103,370
Income tax expense	1,111	29,905	5,045	—	36,061
Operating income (loss)	(4,321)	53,959	17,671	—	67,309
Equity (loss) in earnings of consolidated subsidiaries	71,088	17,129	—	(88,217)	—
Income (loss) before income (loss) in investment in unconsolidated entity	66,767	71,088	17,671	(88,217)	67,309
Income (loss) in investment in unconsolidated entity	—	—	(542)	—	(542)
Net income (loss)	66,767	71,088	17,129	(88,217)	66,767
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	271	271	789	(1,060)	271
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$67,038	$71,359	$17,918	$(89,277)	$67,038

Condensed Consolidating Statements of Comprehensive Income

	Three months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$498,666	$102,161	$—	$600,827
Net sales to related parties	—	15,163	—	—	15,163
Total net sales	—	513,829	102,161	—	615,990
Cost of sales	—	331,035	60,742	—	391,777
Gross profit	—	182,794	41,419	—	224,213
Operating expenses:
Selling, distribution, and marketing	—	115,354	22,992	—	138,346
General and administrative	15,133	17,752	11,028	—	43,913
Total operating expenses	15,133	133,106	34,020	—	182,259
Operating income (loss)	(15,133)	49,688	7,399	—	41,954
Other expense (income):
Interest expense (income)	4,733	—	4	—	4,737
Other expense (income), net	(21,944)	13,789	(18)	—	(8,173)
Total other expense (income)	(17,211)	13,789	(14)	—	(3,436)
Income before income taxes	2,078	35,899	7,413	—	45,390
Income tax expense	1,157	12,348	676	—	14,181
Income before equity in earnings of subsidiaries	921	23,551	6,737	—	31,209
Equity (loss) in earnings of consolidated subsidiaries	30,288	6,737	—	(37,025)	—
Net income (loss)	31,209	30,288	6,737	(37,025)	31,209
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	5,381	5,381	5,381	(10,762)	5,381
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$36,590	$35,669	$12,118	$(47,787)	$36,590
Condensed Consolidating Statements of Comprehensive Income

	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
Net sales	$—	$981,947	$203,388	$—	$1,185,335
Net sales to related parties	—	37,062	—	—	37,062
Transitional sales fees	—	1,837	—	—	1,837
Total net sales	—	1,020,846	203,388	—	1,224,234
Cost of sales	—	660,726	120,752	—	781,478
Gross profit	—	360,120	82,636	—	442,756
Operating expenses:
Selling, distribution, and marketing	—	218,128	46,156	—	264,284
General and administrative	35,361	36,094	23,070	—	94,525
Total operating expenses	35,361	254,222	69,226	—	358,809
Operating income (loss)	(35,361)	105,898	13,410	—	83,947
Other expense (income):
Interest expense (income)	9,473	—	(12)	—	9,461
Other expense (income), net	(40,622)	30,053	2,176	—	(8,393)
Total other expense (income)	(31,149)	30,053	2,164	—	1,068
Income (loss) before income taxes	(4,212)	75,845	11,246	—	82,879
Income tax expense (benefit)	(1,231)	29,033	(130)	—	27,672
Income (loss) before equity in earnings of subsidiaries	(2,981)	46,812	11,376	—	55,207
Equity (loss) in earnings of consolidated subsidiaries	58,188	11,376	—	(69,564)	—
Net income (loss)	55,207	58,188	11,376	(59,564)	55,207
Other comprehensive income (loss), net of tax, attributable to The WhiteWave Foods Company	(10,003)	(10,003)	(10,003)	20,006	(10,003)
Comprehensive income (loss) attributable to The WhiteWave Foods Company	$45,204	$48,185	$1,373	$(49,558)	$45,204

Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statements of Cash Flows

	Year ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(42,336)	$179,293	$47,984	$—	$184,941
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(5,499)	(109,250)	(17,020)	—	(131,769)
Intercompany contributions	—	(161,645)	—	161,645	—
Proceeds from sale of fixed assets	—	92,352	—	—	92,352
Net cash provided by (used in) investing activities	(5,499)	(178,543)	(17,020)	161,645	(39,417)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	158,092	—	3,553	(161,645)	—
Distributions to Dean Foods, net	(829)	(126)	84	—	(871)
Repayment of debt	(15,000)	—	—	—	(15,000)
Proceeds from revolver line of credit	624,150	—	—	—	624,150
Payments for revolver line of credit	(727,050)	—	—	—	(727,050)
Proceeds from exercise of stock options	1,298	—	—	—	1,298
Tax savings on shared-based compensation	515	—	—	—	515
Payment of deferred financing costs	(16)	—	—	—	(16)
Net cash provided by (used in) financing activities	41,160	(126)	3,637	(161,645)	(116,974)
Effect of exchange rate changes on cash and cash equivalents	—	—	3,182	—	3,182
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,675)	624	37,783	—	31,732
Cash and cash equivalents, beginning of period	6,675	49	62,649	—	69,373
Cash and cash equivalents, end of period	$—	$673	$100,432	$—	$101,105

Condensed Consolidating Statements of Cash Flows

	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$33,879	$157,988	$44,654	$—	$236,521
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	—	(91,315)	(11,616)	—	(102,931)
Intercompany contributions	(1,162,891)	—	(16,851)	1,179,742	—
Proceeds from recoveries	—	3,356	—	—	3,356
Proceeds from sale of fixed assets	—	879	611	—	1,490
Net cash provided by (used in) investing activities - continuing operations	(1,162,891)	(87,080)	(27,856)	1,179,742	(98,085)
Net cash provided by (used in) investing activities - discontinued operations	—	—	5,900	—	5,900
Net cash provided by (used in) investing activities	(1,162,891)	(87,080)	(21,956)	1,179,742	(92,185)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	—	1,179,742	—	(1,179,742)	—
Distributions to Dean Foods, net	—	(89,867)	(40,977)	—	(130,844)
Proceeds from initial public offering, net of offering costs	367,540	—	—	—	367,540
Proceeds from the issuance of Term A-1 and Term A-2 facilities	500,000	—	—	—	500,000
Repayment of intercompany notes to Dean Foods	—	(1,155,000)	—	—	(1,155,000)
Proceeds from revolver line of credit	519,200	—	—	—	519,200
Payments for revolver line of credit	(238,650)	—	—	—	(238,650)
Proceeds from receivables-backed facility	—	—	150,735	—	150,735
Payments for receivables-backed facility	—	—	(166,650)	—	(166,650)
Payment of deferred financing costs	(12,403)	—	—	—	(12,403)
Capital contribution from (distribution to) non-controlling interest	—	(6,046)	—	—	(6,046)
Net cash provided by (used in) financing activities - continuing operations	1,135,687	(71,171)	(56,892)	(1,179,742)	(172,118)
Net cash provided by (used in) financing activities - discontinued operations	—	—	(269)	—	(269)
Net cash provided by (used in) financing activities	1,135,687	(71,171)	(57,161)	(1,179,742)	(172,387)
Effect of exchange rate changes on cash and cash equivalents	—	—	437	—	437
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,675	(263)	(34,026)	—	(27,614)
Cash and cash equivalents, beginning of period	—	312	96,675	—	96,987
Cash and cash equivalents, end of period	$6,675	$49	$62,649	$—	$69,373
Condensed Consolidating Statements of Cash Flows

	Six months ended June 30, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(18,531)	$106,768	$29,512	$—	$117,749
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in unconsolidated entity	—	—	(47,285)	—	(47,285)
Payments for acqusition, net of cash acquired of $5,638	—	(603,373)	—	—	(603,373)
Payments for property, plant, and equipment	(40,350)	(80,205)	(19,295)	—	(139,850)
Intercompany contributions	(578,517)	—	—	578,517	—
Proceeds from sale of fixed assets	—	122	—	—	122
Net cash provided by (used in) investing activities	(618,867)	(683,456)	(66,580)	578,517	(790,386)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	—	577,129	1,388	(578,517)	—
Proceeds from the issuance of debt	500,000	—	—	—	500,000
Repayment of debt	(10,000)	—	—	—	(10,000)
Payments of capital lease obligations	—	(508)	—	—	(508)
Proceeds from revolver line of credit	489,850	—	—	—	489,850
Payments for revolver line of credit	(340,060)	—	—	—	(340,060)
Proceeds from exercise of stock options	1,281	—	—	—	1,281
Minimum tax withholding paid on behalf of employees for restricted stock units	(3,491)	—	—	—	(3,491)
Tax savings on shared-based compensation	3,196	—	—	—	3,196
Payment of financing costs	(3,378)	—	—	—	(3,378)
Net cash provided by (used in) financing activities	637,398	576,621	1,388	(578,517)	636,890
Effect of exchange rate changes on cash and cash equivalents	—	—	595	—	595
DECREASE IN CASH AND CASH EQUIVALENTS	—	(67)	(35,085)	—	(35,152)
Cash and cash equivalents, beginning of period	—	673	100,432	—	101,105
Cash and cash equivalents, end of period	$—	$606	$65,347	$—	$65,953
Condensed Consolidating Statements of Cash Flows

	Six months ended June 30, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$(61,339)	$100,657	$16,424	$—	$55,742
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for property, plant, and equipment	(2,998)	(42,653)	(7,370)	—	(53,021)
Intercompany contributions	—	(118,534)	—	118,534	—
Proceeds from sale of fixed assets	—	61,931	25	—	61,956
Net cash used in investing activities	(2,998)	(99,256)	(7,345)	118,534	8,935
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany contributions	116,628	—	1,906	(118,534)	—
Distributions to Dean Foods, net	—	(965)	94	—	(871)
Repayment of debt	(7,500)	—	—	—	(7,500)
Proceeds from revolver line of credit	307,600	—	—	—	307,600
Payments for revolver line of credit	(359,050)	—	—	—	(359,050)
Payment of deferred financing costs	(16)	—	—	—	(16)
Net cash used in financing activities	57,662	(965)	2,000	(118,534)	(59,837)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,100)	—	(2,100)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,675)	436	8,979	—	2,740
Cash and cash equivalents, beginning of period	6,675	49	62,649	—	69,373
Cash and cash equivalents, end of period	$—	$485	$71,628	$—	$72,113